Financial instruments by category (Details 3) - Level 3 [Member] - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Financial assets, beginning balance	$ 0	$ 47,000,000
Gain (loss) for the year	648,000,000	(47,000,000)
Financial assets, ending balance	648,000,000	0
Investments in financial assets - Others [Member]
Statement [Line Items]
Financial assets, beginning balance	0	47,000,000
Gain (loss) for the year	648,000,000	(47,000,000)
Financial assets, ending balance	$ 648,000,000	$ 0